Exhibit 99.2 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
199440			Calculated DSCR	0.993	1.02
689228			Prepayment Penalty Total Term	60	0
586340			Prepayment Penalty Total Term	36	0
334853			Property Attachment Type	Detached	Attached
617055			Property Type	Two to Four Unit	Single Family Detached
969937			Property Type	Two to Four Unit	Detached
199440			Property Value	xxx	xxx
553776			Property Zip Code	xxx	xxx
199440			Property Zip Code	xxx	xxx
586340			Qualifying FICO	xxx	xxx
689228			Qualifying Total Debt Income Ratio	46.57	49.87
616649			Qualifying Total Debt Income Ratio	37.18	39.637